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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 12/31/99

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Select Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290 Sacramento, CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer                916-561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA            February 1, 2000
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:    $100652
                                         (thousands)


List of Other Included Managers: NONE

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4        ITEM 5              ITEM 6         ITEM 7         ITEM 8
                                                        FAIR                     INVESTMENT DISCRETION           VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                         SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL  SH/    SOLE   SHARED   OTHER  MANA-  SOLE  SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT  PRN    (A)     (B)      (C)   GERS   (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Hldg NV           SPONSORED ADR  000937102    2917     115250    SH     Sole                                        115250
Aegon NV                   ORD AMER REG   007924103    2936      30739    SH     Sole                                         30739
American Exp Corp          COM            025816109    3917      23560    SH     Sole                                         23560
Apple Computer Inc         COM            037833100     238       2315    SH     Sole                                          2315
Applied Material           COM            038222105     255       2015    SH     Sole                                          2015
Bank of New York Inc       COM            064057102    3179      79487    SH     Sole                                         79487
Biogen Inc                 COM            090597105     232       2750    SH     Sole                                          2750
Bristol Myers Squibb       COM            110122108    2798      43585    SH     Sole                                         43585
Carnival Corp              COM            143658102    3114      65126    SH     Sole                                         65126
Cisco Systems Inc          COM            17275R102    5425      50638    SH     Sole                                         50638
Citigroup                  COM            172967101    3865      69405    SH     Sole                                         69405
Costco Co Inc              COM            22160Q102    3489      38240    SH     Sole                                         38240
Dell Computer Corp         COM            247025109    3691      72372    SH     Sole                                         72372
Exxon Mobil Corp           COM            30231G102    2942      36523    SH     Sole                                         36523
Gillette Corp              COM            375766102    2214      53762    SH     Sole                                         53762
Intel Corp                 COM            458140100    3674      44636    SH     Sole                                         44636
Lauder Estee Cos Inc       CL A           518439104    3336      66135    SH     Sole                                         66135
MCI Worldcom               COM            55268B106    1886      35538    SH     Sole                                         35538
Merck & Co Inc             COM            589331107    2507      37306    SH     Sole                                         37306
Mercury Interactive Corp   COM            589405109     236       2185    SH     Sole                                          2185
Merrill Lynch Company Inc  COM            590188108    2985      35831    SH     Sole                                         35831
Microsoft Corp             COM            594918104    5549      47525    SH     Sole                                         47525
Mid Cap SPDR TR            UNIT SER 1     595635103     607       7485    SH     Sole                                          7485
Nokia Corp                 SPONSORED ADR  654902204    5654      29590    SH     Sole                                         29590
Pfizer Inc                 COM            717081103    2434      75046    SH     Sole                                         75046
Procter & Gamble           COM            742718109    3276      29898    SH     Sole                                         29898
SPDR TR                    UNIT SER 1     78462F103    1709      11636    SH     Sole                                         11636
Safeway                    COM NEW        786514208     363      10145    SH     Sole                                         10145
Schering-Plough            COM            806605101    2164      51069    SH     Sole                                         51069
Sector SPDR TR             SBI INT-INDS   81369Y704    2554      86264    SH     Sole                                         86264
Sony Corp Adr              COM            835699307    6453      22662    SH     Sole                                         22662
Sprint Corp                COM FON GROUP  852061100    1325      19685    SH     Sole                                         19685
Time Warner Inc            COM            887315109    3102      42903    SH     Sole                                         42903
Varco International        COM            922126107     169      16570    SH     Sole                                         16570
Visx Inc Del               COM            92844S105     234       4520    SH     Sole                                          4520
Vodafone Airtouch PLC      SPONSORED ADR  92857T107    3817      77105    SH     Sole                                         77105
WEBS Index Fd Inc          GERMANY WEBS   92923H608     783      29335    SH     Sole                                         29335
Wal Mart Stores            COM            931142103    4623      66883    SH     Sole                                         66883